Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Other Assets [Abstract]
Governmental institutions	$ 58,606	$ 32,330
Prepaid expenses	253,572	122,532
Advance to suppliers	71,587	72,799
Income receivable	17,807	51,305
Other current assets	4,331	4,044
Total	$ 405,903	$ 283,010